ACCRUED LIABILITIES:	12 Months Ended
Dec. 31, 2013
ACCRUED LIABILITIES:
ACCRUED LIABILITIES:

NOTE 2—ACCRUED LIABILITIES:

Accrued liabilities are comprised of the following:

	December 31,
	2013	2012
Compensation	$9,445	$8,948
Other employee benefits	7,825	7,121
Taxes, other than income	2,776	2,618
Advertising and promotions	19,133	21,431
Other	6,401	5,032
	$45,580	$45,150